Net Gains or Losses on Financial Instruments at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2021
Net Gains Or Losses On Financial Assets Liabilities At Fair Value Through Profit Or Loss [Abstract]
Net Gains or Losses on Financial Instruments at Fair Value through Profit or Loss
30. Net Gains or Losses on Financial Instruments at Fair Value through Profit or Loss
30.1 Net Gains or Losses on Financial Instruments at Fair Value through Profit or Loss
Net gains or losses on financial instruments at fair value through profit or loss include dividend income, gains or losses arising from changes in fair value, and gains or losses arising from sales and redemptions. Details of net gains or losses on financial instruments at fair value through profit or loss for the years ended December 31, 2019, 2020 and 2021, are as follows:

	2019		2020		2021
	(In millions of Korean won)
Gains on financial instruments at fair value through profit or loss
Financial assets at fair value through profit or loss:
Debt securities	￦	1,613,946	￦	2,061,505	￦	1,804,112
Equity securities		428,646		725,072		733,823

		2,042,592		2,786,577		2,537,935

Derivatives held for trading:
Interest rate		2,685,998		2,632,246		4,820,712
Currency		5,251,597		8,335,594		7,492,806
Stock or stock index		2,612,422		2,808,284		1,603,501
Credit		41,548		28,434		20,147
Commodity		15,240		18,097		21,864
Others		212,731		231,901		145,879

		10,819,536		14,054,556		14,104,909

Financial liabilities at fair value through profit or loss		46,750		28,160		72,585
Other financial instruments		5,811		689		6,753

		12,914,689		16,869,982		16,722,182

Losses on financial instruments at fair value through profit or loss
Financial assets at fair value through profit or loss:
Debt securities		752,999		1,040,285		1,280,960
Equity securities		315,743		444,554		426,431

		1,068,742		1,484,839		1,707,391

Derivatives held for trading:
Interest rate		2,758,205		2,687,114		4,669,893
Currency		5,118,095		8,191,456		7,422,604
Stock or stock index		1,585,086		2,558,205		1,604,027
Credit		42,172		19,213		14,051
Commodity		9,437		21,797		14,815
Others		190,979		253,406		175,411

		9,703,974		13,731,191		13,900,801

Financial liabilities at fair value through profit or loss		94,426		153,227		80,790
Other financial instruments		5,704		116		6,839

		10,872,846		15,369,373		15,695,821

Net gains on financial instruments at fair value through profit or loss	￦	2,041,843	￦	1,500,609	￦	1,026,361

30.2 Net Gains or Losses on Financial Instruments Designated at Fair Value through Profit or Loss
Net gains or losses on financial instruments designated at fair value through profit or loss include gains or losses arising from changes in fair value, and gains or losses arising from sales and redemptions. Details of net gains or losses on financial instruments designated at fair value through profit or loss for the years ended December 31, 2019, 2020 and 2021, are as follows:

	2019		2020		2021
	(In millions of Korean won)
Gains on financial instruments designated at fair value through profit or loss
Financial liabilities designated at fair value through profit or loss	￦	555,749	￦	654,045	￦	623,929

		555,749		654,045		623,929

Losses on financial instruments designated at fair value through profit or loss
Financial liabilities designated at fair value through profit or loss		1,953,720		1,143,288		654,986

		1,953,720		1,143,288		654,986

Net losses on financial instruments designated at fair value through profit or loss	￦	(1,397,971)	￦	(489,243)	￦	(31,057)